Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Revenues
Operating Revenues	$ 131,868	$ 130,863	$ 126,034
Operating Expenses
Selling, general and administrative expense (including net gain/(loss) on sale of divested businesses of $(94), $0 and $1,774, respectively)	29,896	31,083	28,592
Depreciation and amortization expense	16,682	17,403	16,954
Media goodwill impairment	186	4,591	0
Total Operating Expenses	101,490	108,585	98,609
Operating Income	30,378	22,278	27,425
Equity in losses of unconsolidated businesses	(15)	(186)	(77)
Other income (expense), net	(2,900)	2,364	(2,021)
Interest expense	(4,730)	(4,833)	(4,733)
Income Before (Provision) Benefit For Income Taxes	22,733	19,623	20,594
(Provision) benefit for income taxes	(2,945)	(3,584)	9,956
Net Income	19,788	16,039	30,550
Net income attributable to noncontrolling interests	523	511	449
Net income attributable to Verizon	19,265	15,528	30,101
Net Income	$ 19,788	$ 16,039	$ 30,550
Basic Earnings Per Common Share
Net income attributable to Verizon (in USD per share)	$ 4.66	$ 3.76	$ 7.37
Weighted-average shares outstanding (in shares)	4,138	4,128	4,084
Diluted Earnings Per Common Share
Net income attributable to Verizon (in USD per share)	$ 4.65	$ 3.76	$ 7.36
Weighted-average shares outstanding (in shares)	4,140	4,132	4,089
Service and other
Operating Revenues
Operating Revenues	$ 110,305	$ 108,605	$ 107,145
Service
Operating Expenses
Cost of services and equipment	31,772	32,185	30,916
Wireless equipment
Operating Revenues
Operating Revenues	21,563	22,258	18,889
Operating Expenses
Cost of services and equipment	$ 22,954	$ 23,323	$ 22,147